Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000015145 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	$ 9,699		$ 10,139	$ 10,201	$ 10,188	$ 10,731	$ 11,168	$ 11,469	$ 10,701	$ 10,730	$ 10,993	$ 11,231
C000015146 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,482	10,564	10,579	11,162	11,636	11,972	11,198	11,250	11,547	11,821
C000015139 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,582		10,165	10,197	10,297	10,805	11,292	11,634	10,664	10,536	10,719	10,776
C000015141 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,625	10,677	10,799	11,362	11,897	12,283	11,286	11,174	11,392	11,462
C000015138 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,661	10,781	10,982	11,623	11,927	12,551	11,717	11,645	12,028	12,221
C000015136 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,582		10,202	10,296	10,466	11,054	11,319	11,887	11,076	10,995	11,324	11,484
C000015134 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,702		10,202	10,292	10,386	10,921	11,202	11,617	10,948	11,026	11,276	11,562
C000015135 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,536	10,647	10,764	11,352	11,665	12,120	11,451	11,554	11,839	12,163
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Accumulated Value	10,000		10,571	10,738	10,873	11,532	11,979	12,542	11,793	11,815	12,155	12,452
Lipper Other States Intermediate Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Other States Intermediate Municipal Debt Funds Classification Average
S And P Municipal Bond Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Intermediate Index
Accumulated Value	10,000		10,540	10,721	10,762	11,450	11,942	12,385	11,655	11,777	12,011	12,429
Lipper Other States Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Other States Municipal Debt Funds Classification Average
S And P Municipal Bond Nebraska Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Nebraska Index
Accumulated Value	10,000		10,594	10,738	10,864	11,489	12,085	12,462	11,673	11,675	11,956	12,261
S And P Municipal Bond Minnesota Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Minnesota Index
Accumulated Value	$ 10,000		$ 10,477	$ 10,633	$ 10,722	$ 11,349	$ 11,800	$ 12,252	$ 11,608	$ 11,580	$ 11,823	$ 12,179
Lipper Minnesota Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Minnesota Municipal Debt Funds Classification Average